SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		207,890	100,000	746,431
Options granted, exercise price		$ 12.19	$ 16.92	$ 5.81
Options outstanding		2,278,089	5,878,270	7,537,219	8,066,749
Options outstanding, exercise price		$ 9.92	$ 6.84	$ 6.37	$ 6.31
Shares exercised		3,649,754	1,620,056	762,607
Capital notes		2,100,000
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted		359,643	783,700
Awards outstanding		1,009,184	773,200
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		640,000	1,640,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Exercisable period		7 years
Options outstanding		1,630,000	4,240,000
2013 Plan [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding		1,010,000	770,000
2013 Plan [Member] | CEO, Chairman and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted		570,000	570,000
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Awards granted		880,000	880,000
2013 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	197,890
Compensation cost	$ 1,360
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	15,790
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	31,053
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	25,168
Compensation cost	$ 300
2013 Plan [Member] | New external director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	10,000
2013 Plan [Member] | New other directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 127
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	3,334
Israeli Banks, Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercised		700,000	700,000
Israeli Banks, Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price		$ 10.5
Israeli Banks, Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price		$ 92.55